UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Virginia Municipal Bond Trust (BHV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Virginia - 118.9%
Corporate - 13.7%	Chesterfield County EDA, RB, Virginia Electric Power Co.
	Project, Series A, AMT, 5.60%, 11/01/31	$ 500	$ 478,695
	Isle Wight County IDA, Virginia, RB, Series A, AMT, 5.70%,
	11/01/27	1,300	1,205,022
	King George County IDA, Virginia, RB, Waste Management Inc.
	Project, Series A, AMT, 6.00%, 6/01/23	500	506,055
	Louisa IDA, Refunding RB, Virginia Electric & Power Co.
	Project, Series A, 5.38%, 11/01/35	1,000	1,094,780
			3,284,552
County/City/Special	Celebrate North Community Development Authority, Special
District/School District -	Assessment Bonds, Celebrate Virginia North Project, Series B,
21.5%	6.75%, 3/01/34	1,497	1,167,929
	County of Prince William, Virginia, RB, 5.00%, 12/01/21	1,275	1,353,553
Dulles Town Center Community Development Authority, Special
	Assessment Bonds, Dulles Town Center Project, 6.25%, 3/01/26	955	884,254
Fairfax County Redevelopment & Housing Authority, RB, Fairfax
	Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,531,470
	White Oak Village Shops Community Development Authority,
	Special Assessment Bonds, Special Assessment, 5.30%, 3/01/17	250	242,230
			5,179,436
Education - 7.3%	Virginia College Building Authority, Refunding RB, Washington &
	Lee University Project (MBIA), 5.25%, 1/01/26	500	591,295
Virginia College Building Authority, Refunding RB, Washington &
	Lee University Project (MBIA), 5.25%, 1/01/31	1,000	1,154,590
			1,745,885
Health - 16.3%	Danville IDA, Virginia, Refunding RB, Danville Regional Medical
	Center (AMBAC), 5.25%, 10/01/28 (a)	1,000	1,154,780
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.00%,
	10/01/27	1,000	931,720
	Henrico County EDA, Refunding RB, Bon Secours Health, Series
	A, 5.60%, 11/15/12 (b)	60	68,110
	Henrico County EDA, Refunding RB, Bon Secours Health, Series
	A, 5.60%, 11/15/30	1,440	1,446,955
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance
AMT	Alternative Minimum Tax (subject to)		(National Public Finance Guaranty Corp.)
EDA	Economic Development Authority	RB	Revenue Bonds
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

BlackRock Virginia Municipal Bond Trust (BHV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Peninsula Ports Authority, Refunding RB, Virginia Baptist
	Homes, Series C, 5.40%, 12/01/33	$ 500	$ 303,660
			3,905,225
Housing - 21.1%	Virginia HDA, RB, Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,042,980
	Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	3,000	3,022,260
	Virginia HDA, Refunding RB, Sub-Series A-3, AMT, 5.05%,
	7/01/26	1,000	1,003,520
			5,068,760
State - 8.3%	Virginia College Building Authority, RB, Public Higher Education
	Financing Program, Series A, 5.00%, 9/01/33	1,000	1,048,310
	Virginia Public School Authority, RB, School Financing, 1997
	Resolution, Series B, 5.25%, 8/01/33	500	533,670
	Virginia Public School Authority, RB, School Financing, 6.50%,
	12/01/35	360	410,814
			1,992,794
Transportation - 14.0%	City of Norfolk, Virginia, Refunding RB, Series B (AMBAC),
	5.50%, 2/01/31	550	529,337
	Norfolk Airport Authority, Virginia, RB, Series A (MBIA), 5.13%,
	7/01/31	1,500	1,505,250
	Richmond Metropolitan Authority, Virginia, Refunding RB
	(MBIA), 5.25%, 7/15/22	1,250	1,332,075
			3,366,662
Utilities - 16.7%	Fairfax County Water Authority, Refunding RB,
	5.00%, 4/01/27	1,205	1,250,368
	Virginia Resources Authority, RB, Infrastructure, 5.13%,
	5/01/27	635	652,615
	Virginia Resources Authority, RB, Senior, Virginia Pooled
	Financing Program, Series B, 5.00%, 11/01/33	2,000	2,110,320
			4,013,303
	Total Municipal Bonds in Virginia		28,556,617
District of Columbia - 7.5%
Transportation - 7.5%	Metropolitan Washington Airports Authority, RB, First Senior
	Lien, Series A, 5.00%, 10/01/39	290	288,333
	Metropolitan Washington Airports Authority, RB, First Senior
	Lien, Series A, 5.25%, 10/01/44	460	465,428
	Metropolitan Washington Airports Authority, RB, Series B,
	5.00%, 10/01/29	1,000	1,044,990
	Total Municipal Bonds in the District of Columbia		1,798,751
Guam - 0.8%
County/City/Special	Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	200	202,364
District/School
District - 0.8%
	Total Municipal Bonds in Guam		202,364

BlackRock Virginia Municipal Bond Trust (BHV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Multi- State - 6.8%
Housing - 6.8%	Centerline Equity Issuer Trust, 7.20%, 10/31/52 (c)(d)	$ 1,500	$ 1,633,260
	Total Municipal Bonds in Multi-State		1,633,260
Puerto Rico - 4.7%
Tobacco - 4.7%	Children's Trust Fund, Refunding RB, Asset Backed Bonds,
	5.38%, 5/15/33	1,205	1,141,231
	Total Municipal Bonds in Puerto Rico		1,141,231
U.S. Virgin Islands - 0.4%
State - 0.4%	Virgin Islands Public Finance Authority, RB, Senior Lien, Capital
	Projects, Series A-1, 5.00%, 10/01/39	100	89,483
	Total Municipal Bonds in the U.S. Virgin Islands		89,483
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (e)
Virginia - 13.1%
Education - 8.8%	University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,000	2,103,180
Health - 4.3%	Fairfax County IDA, Virginia, Refunding RB, Health Care,
	Inova Health System, Series A, 5.50%, 5/15/35	999	1,035,061
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 13.1%		3,138,241
	Total Long-Term Investments
	(Cost - $35,649,340) - 152.2%		36,559,947
	Short-Term Securities
Virginia - 0.8%
Education - 0.8%	Norfolk Redevelopment & Housing Authority, Virginia,
	Refunding RB, VRDN, Old Dominion University Project, 0.18%,
	12/01/09 (f)	200	200,000
	Total Short-Term Securities
	(Cost - $200,000) - 0.8%		200,000
	Total Investments (Cost - $35,849,340*) - 153.0%		36,759,947
	Other Assets Less Liabilities - 1.8%		443,809
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (6.2)%		(1,500,190)
	Preferred Shares, at Redemption Value - (48.6)%		(11,675,566)
	Net Assets Applicable to Common Shares - 100.0%	$ 24,028,000

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 34,245,035
Gross unrealized appreciation	$ 1,697,786
Gross unrealized depreciation	(682,165)
Net unrealized appreciation	$ 1,015,621

(a) Security is collateralized by Municipal or US Treasury Obligations.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

BlackRock Virginia Municipal Bond Trust (BHV)
Schedule of Investments November 30, 2009 (Unaudited)

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	-
Level 2
Long-Term Investments[1]	$ 36,559,947
Short-Term Securities	200,000
Level 3	-
Total	$ 36,759,947

1 See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 22, 2010